Employee Retirement Plans Changes Recognized Pre-tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	$ 786.3	$ 916.5
Amortization of prior service costs	(0.8)	(0.8)
Amortization of net actuarial loss	(20.2)	(13.6)
Current year actuarial loss (gain)	233.3	(112.6)
Other Comprehensive Income Historical Adjustment Arising During Period Before Tax	(0.2)
Foreign currency exchange rate change	4.6	(3.2)
Accumulated other comprehensive loss (income), at the end of the period	1,003.0	786.3
Canada Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	177.3	175.4
Amortization of prior service costs	(0.8)	(0.8)
Amortization of net actuarial loss	(9.4)	(1.3)
Current year actuarial loss (gain)	103.3	6.0
Other Comprehensive Income Historical Adjustment Arising During Period Before Tax	0
Foreign currency exchange rate change	(0.2)	(2.0)
Accumulated other comprehensive loss (income), at the end of the period	270.2	177.3
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	0.2	0.2
Amortization of prior service costs	0	0
Amortization of net actuarial loss	0	0
Current year actuarial loss (gain)	0	0
Other Comprehensive Income Historical Adjustment Arising During Period Before Tax	(0.2)
Foreign currency exchange rate change	0	0
Accumulated other comprehensive loss (income), at the end of the period	0	0.2
U K Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	608.8	740.9
Amortization of prior service costs	0	0
Amortization of net actuarial loss	(10.8)	(12.3)
Current year actuarial loss (gain)	128.5	(118.6)
Other Comprehensive Income Historical Adjustment Arising During Period Before Tax	0
Foreign currency exchange rate change	4.7	(1.2)
Accumulated other comprehensive loss (income), at the end of the period	731.2	608.8
MCI
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	0	0
Amortization of prior service costs	0	0
Amortization of net actuarial loss	0	0
Current year actuarial loss (gain)	1.5	0
Other Comprehensive Income Historical Adjustment Arising During Period Before Tax	0
Foreign currency exchange rate change	0.1	0
Accumulated other comprehensive loss (income), at the end of the period	$ 1.6	$ 0